SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION (schedule of other current liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Payroll and related employee accruals	$ 15,518	$ 16,720
Governmental authorities	1,923	1,920
Earn-out considerations	9,000	19,266
Other	2,473	3,623
Total other current liabilities	$ 28,914	$ 41,529